Employee Benefit Plans (Tables)	3 Months Ended
Sep. 30, 2014
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	For the three months ended September 30,		For the nine months ended September 30,

	2014	2013	2014	2013
Components of net periodic benefit cost:
Service cost	$4,671	$3,993	$14,153	$11,785
Interest cost	7,422	6,658	22,234	20,200
Expected return on plan assets	(4,160)	(3,415)	(12,010)	(10,215)
Amortization of unrealized losses	4,250	6,324	12,959	19,112
Net periodic benefit costs	$12,183	$13,560	$37,336	$40,882